ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room M07, 7/F, Valiant Industrial Building, 2-12 Au Pui Wan Street, Fo Tan, Hong Kong. The Company’s principal activity is investment holding. The Company’s subsidiaries (collectively with CHNR, the “Group”) are primarily involved in the exploration and mining in the People’s Republic of China (“PRC”).

CHNR’s principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the controlling shareholder of Feishang Group. In the opinion of the directors of the Company (the “Directors”), the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.

As of 31 December 2025, the Company had direct and indirect interests in the following subsidiaries, the particulars of which are set out below:

	Place of incorporation/ registration and operations	Nominal value of issued common/ registered share capital	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited (“China Coal”)	Hong Kong	*	100	—	Investment holding
FMH Corporate Services Inc.	United States	*	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	*	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	*	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	*	—	100	Investment holding
Newhold Investments Limited	BVI	*	100	—	Investment holding
Pineboom Investments Limited	BVI	*	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	CNY 10,000	—	100	Provision of management and consulting services to other companies in the Group
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	CNY 1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	CNY 50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	CNY 59,480	—	100	Exploration and development of lead mines

*  Insignificant

The consolidated financial statements of the Group for the year ended December 31, 2025 were authorized for issuance in accordance with a resolution of the Directors executed on May 15, 2026.